Document and Entity Information	Apr. 22, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 22, 2024
Entity Registrant Name	JPMorgan Chase & Co
Entity Incorporation State Country Code	DE
Entity File Number	1-5805
Entity Tax Identification Number	13-2624428
Entity Address Address Line 1	383 Madison Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10179
City Area Code	212
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000019617
Common stock [Member]
Entity Information [Line Items]
Security 12b Title	Common stock
Trading Symbol	JPM
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 5.75% Non-Cumulative Preferred Stock, Series DD [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 5.75% Non-Cumulative Preferred Stock, Series DD
Trading Symbol	JPM PR D
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 6.00% Non-Cumulative Preferred Stock, Series EE [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 6.00% Non-Cumulative Preferred Stock, Series EE
Trading Symbol	JPM PR C
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.75% Non-Cumulative Preferred Stock, Series GG [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 4.75% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	JPM PR J
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.55% Non-Cumulative Preferred Stock, Series JJ [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 4.55% Non-Cumulative Preferred Stock, Series JJ
Trading Symbol	JPM PR K
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.625% Non-Cumulative Preferred Stock, Series LL [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 4.625% Non-Cumulative Preferred Stock, Series LL
Trading Symbol	JPM PR L
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.20% Non-Cumulative Preferred Stock, Series MM [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of 4.20% Non-Cumulative Preferred Stock, Series MM
Trading Symbol	JPM PR M
Security Exchange Name	NYSE
Alerian MLP Index ETNs due May 24, 2024 [Member]
Entity Information [Line Items]
Security 12b Title	Alerian MLP Index ETNs due May 24, 2024
Trading Symbol	AMJ
Security Exchange Name	NYSEArca
Guarantee of Callable Fixed Rate Notes due June 10, 2032 of JPMorgan Chase Financial Company LLC [Member]
Entity Information [Line Items]
Security 12b Title	Guarantee of Callable Fixed Rate Notes due June 10, 2032 of JPMorgan Chase Financial Company LLC
Trading Symbol	JPM/32
Security Exchange Name	NYSE
Guarantee Of Alerian MLP Index ETNs Due January 28, 2044 of JPMorgan Chase Financial Company LLC [Domain]
Entity Information [Line Items]
Security 12b Title	Guarantee of Alerian MLP Index ETNs due January 28, 2044 of JPMorgan Chase Financial Company LLC
Trading Symbol	AMJB
Security Exchange Name	NYSEArca